Other Financial Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	$ 4,151,256	$ 3,506,974
Borrowings	40,867	68,868	$ 158,960
Long-term, lines of credit	1,000,000	224,766
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current bank borrowings	$ 1,856,032	$ 1,470,194